FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS

NOTE 7:-FAIR VALUE MEASUREMENTS

Financial instruments measured at fair value on a recurring basis include warrants to convertible preferred shares (see note 9). The warrants are classified as a liability in accordance with ASC 480-10-25. These warrants were classified as level 3 in the fair value hierarchy since some of the inputs used in the valuation (the share price) were determined based on management’s assumptions. To calculate the fair value of the warrants, the Company first calculated the underlying preferred share value by using the income approach and the market approach. Then the equity value was allocated by using the hybrid model method utilizing two scenarios of OPM and IPO. Once the preferred shares value was derived from the two scenarios, the Black-Scholes model was utilized to calculate the warrants value in each one of the scenarios. Then, probability for each one of the scenarios was applied by the Company to derive the weighted average fair value of the warrants.

The following table summarizes the assumptions used by the Company in the Black-Scholes model:

	December 31,
	2019	2020	2021
Expected term	3	2.25	1.25
Expected dividend yield	0%	0%	0%
Expected volatility	78.11%	96.83%	83.00%
Risk-free interest rate	1.91%	0.42%	0.75%

The change in the fair value of the preferred share warrants liability is summarized below:

	2020	2021
Beginning of year	$5,163	$5,366
Change in fair value	203	13,257
End of year	$5,366	$18,623

CIK 0001822935 Healthcare Capital Corp
FAIR VALUE MEASUREMENTS

NOTE 10. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2021, assets held in the Trust Account were comprised of $275,016,417 in a money market fund which is invested in U.S. Treasury Securities. During the year ended December 31, 2021, the Company did not withdraw any interest income from the Trust Account.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		December 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$275,016,417	$—
Liabilities:
Warrant liability – Public Warrants	1	6,737,500	—
Warrant liability – Private Placement Warrants	3	3,400,000	—

Initial Measurement

The Company established the initial fair value for the Public Warrants and Private Placement Warrants on January 20, 2021, the date of the Company’s Initial Public Offering, using a Monte Carlo simulation for both the Public Warrants and Private Placement Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption, Class A common stock and Class B common stock based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the Monte Carlo simulation model for the Public Warrants and the Private Placement Warrants were as follows at initial measurement:

January 20,
2021
(Initial
Input	Measurement)
Risk-free interest rate	0.62%
Trading days per year	250
Expected volatility	16.4%
Exercise price	$11.50
Stock Price	$9.46

On January 20, 2021, the fair value of the Public Warrants and Private Placement Warrants were determined to be $1.08 and $1.10 per warrant, respectively, for aggregate values of $14.8 million and $7.5 million, respectively.

Subsequent Measurement

The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented in the statements of operations.

The key inputs into the Monte Carlo simulation for the Private Placement Warrants as of December 31, 2021 were:

December 31,
Input	2021
Risk-free interest rate	1.27%
Trading days per year	250
Expected volatility	9.7%
Exercise price	$11.50
Stock price	$9.82

The following table presents the changes in the Level 3 fair value of warrant liabilities:

	Private
	Placement	Public	Warrant
	Warrants	Warrants	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on January 20, 2021	7,480,000	14,850,000	22,330,000
Change in fair value	(3,196,000)	(6,187,500)	(9,383,500)
Transfer to Level 1	—	(8,662,500)	(8,662,500)
Fair value as of March 31, 2021	$4,284,000	$—	$4,284,000
Change in fair value	816,000	—	816,000
Fair value as of June 30, 2021	5,100,000	—	5,100,000
Change in fair value	(340,000)	—	(340,000)
Fair value as of September 30, 2021	$4,760,000	$—	$4,760,000
Change in fair value	(1,360,000)	—	(1,360,000)
Fair value as of December 31, 2021	$3,400,000	$—	$3,400,000

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement during year ended December 31, 2021 was $8,662,500.